Note C - Swivel Secure Europe, SA Acquisition (Details Textual) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended		47 Months Ended
	Mar. 08, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2026	Dec. 31, 2020
Payments to Acquire Businesses, Gross		$ (0)	$ 543,578		$ 623,578	$ (0)
Share Price				$ 0.59	$ 0.59	$ 2.21		$ 3.52
Forecast [Member] | Government Loan [Member] | BBVA Bank [Member]
Debt Instrument, Interest Rate, Stated Percentage							1.75%
Debt Instrument, Periodic Payment, Principal							$ 11,900
Swivel Secure Europe [Member]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Base Purchase Price	$ 1,750,000
Business Combination, Contingent Consideration, Liability	500,000
Business Combination, Contingent Consideration Earnout Payable, Revenue to Trigger Payment	3,000,000
Business Combination, Contingent Consideration Earnout Payable, Operating Profit to Trigger Payment	1,000,000
Payments to Acquire Businesses, Gross	$ 1,270,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	269,060
Business Combination, Indemnification Assets, Shares as of Acquisition Date	89,687
Share Price	$ 2.23
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability					$ 500,000
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual				$ 2,351,975
Business Combination, Pro Forma Information, Earnings or Loss of Acquiree since Acquisition Date, Actual				$ 720,691